ETFMG Travel Tech ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.4%
Australia - 3.7%
Internet & Direct Marketing Retail - 3.7% (d)
Webjet, Ltd. (a)	3,877,193	$14,276,835

Brazil - 3.8%
Hotels, Restaurants & Leisure - 3.8% (d)
CVC Brasil Operadora e Agencia de Viagens SA (a)	2,585,760	14,374,576

Canada - 3.5%
Road & Rail - 3.5%
Facedrive, Inc. (a)(b)	1,143,985	13,418,475

Cayman Islands - 9.9%
Hotels, Restaurants & Leisure - 1.0% (d)
Tuniu Corp. - ADR (a)(b)	1,529,994	3,641,386
Internet & Direct Marketing Retail - 8.2% (d)
Tongcheng-Elong Holdings, Ltd. (a)	6,057,620	15,166,871
Trip.com Group, Ltd. (a)	458,372	16,253,871
Total Internet & Direct Marketing Retail		31,420,742
Software - 0.7%
Lvji Technology Holdings, Inc. (a)	19,588,524	2,699,499
Total Cayman Islands		37,761,627

China - 4.2%
IT Services - 4.2%
TravelSky Technology, Ltd.	7,330,249	15,823,059

Japan - 7.6%
Hotels, Restaurants & Leisure - 1.6% (d)
Adventure, Inc.	88,829	6,116,764
Internet & Direct Marketing Retail - 6.0% (d)
Airtrip Corp.	279,769	6,942,915
Open Door, Inc. (a)	408,357	8,193,238
Temairazu, Inc.	84,691	4,993,258
Veltra Corp. (a)	431,898	2,818,543
Total Internet & Direct Marketing Retail		22,947,954
Total Japan		29,064,718

Luxembourg - 3.3%
Hotels, Restaurants & Leisure - 3.3% (d)
eDreams ODIGEO SA (a)	1,552,722	12,501,313

Mauritius - 4.5%
Internet & Direct Marketing Retail - 4.5% (d)
MakeMyTrip, Ltd. (a)	564,375	16,959,469

Netherlands - 5.4%
Hotels, Restaurants & Leisure - 1.7% (d)
Lastminute.com NV (a)	149,946	6,563,429
Interactive Media & Services - 3.7%
Trivago NV - ADR (a)(b)(e)	4,273,061	14,143,832
Total Netherlands		20,707,261

Republic of Korea - 7.0%
Hotels, Restaurants & Leisure - 7.0% (d)
Hana Tour Service, Inc. (a)	179,965	12,656,598
Lotte Tour Development Co., Ltd. (a)	788,440	14,107,416
Total Hotels, Restaurants & Leisure		26,764,014

Spain - 3.9%
IT Services - 3.9%
Amadeus IT Group SA (a)	211,107	14,848,956

United Kingdom - 11.5%
Hotels, Restaurants & Leisure - 2.4% (d)
On the Beach Group PLC (a)	2,054,248	9,093,239
Internet & Direct Marketing Retail - 7.9% (d)
Despegar.com Corp. (a)	911,016	12,034,521
Hostelworld Group PLC (a)	1,083,155	1,633,176
Trainline PLC (a)	4,062,171	16,497,951
Total Internet & Direct Marketing Retail		30,165,648
Software - 1.2%
accesso Technology Group PLC (a)	569,446	4,647,510
Total United Kingdom		43,906,397

United States - 31.1%
Hotels, Restaurants & Leisure - 5.0% (d)
Airbnb, Inc. - Class A (a)	124,497	19,065,470
Interactive Media & Services - 4.6%
Travelzoo (a)(b)	147,150	2,171,934
TripAdvisor, Inc. (a)	377,633	15,218,610
Total Interactive Media & Services		17,390,544
Internet & Direct Marketing Retail - 8.5% (d)
Booking Holdings, Inc. (a)	7,832	17,137,120
Expedia Group, Inc. (a)	93,739	15,346,012
Total Internet & Direct Marketing Retail		32,483,132
IT Services - 3.7%
Sabre Corp. (a)(b)	1,124,784	14,037,304
Road & Rail - 9.3%
Lyft, Inc. - Class A (a)(b)	283,555	17,149,406
Uber Technologies, Inc. (a)	368,932	18,490,872
Total Road & Rail		35,640,278
Total United States		118,616,728
TOTAL COMMON STOCKS (Cost $393,768,868)		379,023,428

RIGHTS - 0.2%
Brazil - 0.2%
CVC Brasil Operadora e Agencia de Viagens SA (a)	322,712	552,798
TOTAL RIGHTS (Cost $321,935)		552,798

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.4%
ETFMG Sit Ultra Short ETF (e)	75,000	3,731,250
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	20,790,474	20,790,474
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $24,520,861)		24,521,724

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 0.03% (c)	1,847,073	1,847,073
TOTAL SHORT-TERM INVESTMENTS (Cost $1,847,073)		1,847,073

Total Investments (Cost $420,458,737) - 106.5%		405,945,023
Liabilities in Excess of Other Assets - (6.5)%		(24,656,182)
TOTAL NET ASSETS - 100.0%		$381,288,841

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at June 30, 2021.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(d)	As of June 30, 2021 the Fund had a significant portion of its assets in the Internet & Direct Marketing Retail Industry and Hotels, Restaurants & Leisure Industry.
(e)	Affiliated security. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
ETFMG Sit Ultra Short ETF	$-	$9,947,700	$(6,215,352)	$(1,961)	$863	$3,731,250	$-	75,000
Trivago NV	560,015	22,364,065	(9,743,905)	3,437,791	(2,474,134)	14,143,832	-	4,273,061
	$560,015	$32,311,765	$(15,959,257)	$3,435,830	$(2,473,271)	$17,875,082	$-	4,348,061

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$379,023,428	$-	$-	$379,023,428
Rights	552,798	-	-	552,798
Short-Term Investments	1,847,073	-	-	1,847,073
ETFMG Sit Ultra Short ETF**	3,731,250	-	-	3,731,250
Investments Purchased with Securities Lending Collateral*	-	-	-	20,790,474
Total Investments in Securities	$385,154,549	$-	$-	$405,945,023

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.